ENTITY WIDE DISCLOSURES (Revenues By Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues	$ 33,823	$ 36,707	$ 34,794
Israel [Member]
Segment Reporting Information [Line Items]
Revenues	18,965	20,792	19,659
North America [Member]
Segment Reporting Information [Line Items]
Revenues	6,686	6,009	6,434
Netherlands [Member]
Segment Reporting Information [Line Items]
Revenues	4,198	3,808	2,898
India [Member]
Segment Reporting Information [Line Items]
Revenues	1,825	3,292	3,809
Others [Member]
Segment Reporting Information [Line Items]
Revenues	$ 2,149	$ 2,806	$ 1,994